Notes Payable (Details) - USD ($)		6 Months Ended
	Jun. 24, 2020	Jun. 30, 2020
Debt Instrument [Line Items]
Amount of Loan proceeds received		$ 41,666
Notes Payable, Other Payables [Member] | Paycheck Protection Program
Debt Instrument [Line Items]
Amount of Loan proceeds received	$ 41,666